Statements of Net Income / (Loss) and Comprehensive Income / (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating expenses
General and administrative expenses	$ 6,067,900	$ 870,750
Share-based compensation expenses	(640,207)	(338,229)
Total operating expenses	6,708,107	1,208,979
Operating loss	(6,708,107)	(1,208,979)
Other income
Interest income	244,467	57,906
Loss from continuing operations before income taxes	(6,463,640)	(1,151,073)
Income tax (expense) / recovery from continuing operations	(380,170)	293,969
Net loss from continuing operations	(6,843,810)	(857,104)
Net income from discontinued operations	7,959,161	573,828
Net income / (loss)	1,115,351	(283,276)
Comprehensive income / (loss)	$ 1,115,351	$ (283,276)
Net income / (loss) per share
Continuing operations, basic	$ (0.16)	$ (0.02)
Continuing operations, diluted	(0.16)	(0.02)
Discontinued operations, basic	0.18	0.01
Discontinued operations, diluted	$ 0.18	$ 0.01
Weighted average number of shares outstanding, basic	43,928,918	43,028,900
Weighted average number of shares outstanding, diluted	43,928,918	43,028,900